Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
MIDAS MAGIC [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MIDAS MAGIC
Average Annual Return, Percent		33.65%	15.62%	11.24%
MIDAS FUND [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MIDAS FUND
Average Annual Return, Percent		(3.57%)	0.00%	(3.97%)
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.56%	15.05%	12.86%